American Century Investments®
Quarterly Portfolio Holdings
American Century® Diversified Corporate Bond ETF (KORP)
November 30, 2021

American Century Diversified Corporate Bond ETF - Schedule of Investments
NOVEMBER 30, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 95.8%
Aerospace and Defense — 1.1%
Boeing Co. (The), 2.20%, 2/4/26	784,000	782,808
Boeing Co. (The), 3.625%, 2/1/31	882,000	937,687
		1,720,495
Air Freight and Logistics — 0.3%
GXO Logistics, Inc., 2.65%, 7/15/31(1)	452,000	447,062
Airlines — 2.0%
Air Canada, 3.875%, 8/15/26(1)	700,000	695,369
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	383,000	391,966
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.75%, 10/20/28(1)	355,000	389,369
United Airlines Pass Through Trust, 4.875%, 7/15/27	820,772	861,360
United Airlines, Inc., 4.625%, 4/15/29(1)	653,000	650,715
		2,988,779
Automobiles — 1.9%
Daimler Finance North America LLC, 0.75%, 3/1/24(1)	1,150,000	1,141,098
General Motors Financial Co., Inc., 1.20%, 10/15/24	1,000,000	997,690
General Motors Financial Co., Inc., 2.70%, 8/20/27	300,000	305,371
General Motors Financial Co., Inc., 2.70%, 6/10/31	492,000	487,809
		2,931,968
Banks — 14.3%
Bank of America Corp., MTN, VRN, 2.88%, 10/22/30	1,320,000	1,365,429
Bank of America Corp., VRN, 3.42%, 12/20/28	2,540,000	2,708,899
Bank of America Corp., VRN, 2.48%, 9/21/36	200,000	193,272
Bank of Ireland Group plc, VRN, 2.03%, 9/30/27(1)	400,000	395,367
Barclays plc, 4.84%, 5/9/28	975,000	1,075,747
Barclays plc, VRN, 2.28%, 11/24/27	500,000	500,900
BPCE SA, 4.50%, 3/15/25(1)	650,000	702,590
Citigroup, Inc., VRN, 3.52%, 10/27/28	250,000	268,273
Discover Bank, VRN, 4.68%, 8/9/28	775,000	813,495
DNB Bank ASA, VRN, 1.61%, 3/30/28(1)	204,000	200,510
HSBC Holdings plc, 4.25%, 3/14/24	750,000	795,716
HSBC Holdings plc, VRN, 1.16%, 11/22/24	518,000	517,314
HSBC Holdings plc, VRN, 2.25%, 11/22/27	358,000	359,039
HSBC Holdings plc, VRN, 2.80%, 5/24/32	2,000,000	2,001,710
Intesa Sanpaolo SpA, 5.71%, 1/15/26(1)	292,000	323,886
JPMorgan Chase & Co., VRN, 2.07%, 6/1/29	3,390,000	3,350,860
National Australia Bank Ltd., 2.99%, 5/21/31(1)	580,000	583,938
Natwest Group plc, 5.125%, 5/28/24	924,000	999,976
Royal Bank of Canada, MTN, 1.40%, 11/2/26	385,000	379,566
Santander UK Group Holdings plc, 4.75%, 9/15/25(1)	500,000	546,731
Societe Generale SA, 5.00%, 1/17/24(1)	765,000	816,846
Societe Generale SA, VRN, 1.79%, 6/9/27(1)	300,000	294,687
UniCredit SpA, 3.75%, 4/12/22(1)	780,000	788,603
UniCredit SpA, VRN, 2.57%, 9/22/26(1)	500,000	501,722
US Bancorp, VRN, 2.49%, 11/3/36	695,000	691,494
Westpac Banking Corp., VRN, 2.89%, 2/4/30(2)	500,000	512,020
Westpac Banking Corp., VRN, 3.02%, 11/18/36	236,000	234,892
		21,923,482

Beverages — 0.7%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 3.65%, 2/1/26	987,000	1,063,348
Building Products — 0.1%
Lennox International, Inc., 1.70%, 8/1/27	232,000	229,678
Capital Markets — 9.9%
Bain Capital Specialty Finance, Inc., 2.95%, 3/10/26	164,000	165,158
Bain Capital Specialty Finance, Inc., 2.55%, 10/13/26	608,000	592,032
Blackstone Secured Lending Fund, 2.85%, 9/30/28(1)	245,000	237,796
Blue Owl Finance LLC, 3.125%, 6/10/31(1)	400,000	392,666
Deutsche Bank AG, VRN, 3.96%, 11/26/25	850,000	901,983
Deutsche Bank AG, VRN, 2.31%, 11/16/27	308,000	307,666
Deutsche Bank AG, VRN, 4.30%, 5/24/28	759,000	779,541
FS KKR Capital Corp., 3.125%, 10/12/28	575,000	566,901
Goldman Sachs Group, Inc. (The), 4.25%, 10/21/25	840,000	914,051
Goldman Sachs Group, Inc. (The), MTN, VRN, 2.38%, 7/21/32	1,534,000	1,506,254
Goldman Sachs Group, Inc. (The), VRN, 0.67%, 3/8/24	750,000	747,356
Goldman Sachs Group, Inc. (The), VRN, 1.95%, 10/21/27	253,000	252,562
Goldman Sachs Group, Inc. (The), VRN, 3.69%, 6/5/28	996,000	1,074,309
Hercules Capital, Inc., 2.625%, 9/16/26	655,000	646,584
Morgan Stanley, MTN, VRN, 1.16%, 10/21/25	433,000	429,719
Morgan Stanley, VRN, 2.19%, 4/28/26	2,250,000	2,296,648
Owl Rock Core Income Corp., 3.125%, 9/23/26(1)	506,000	492,801
Owl Rock Technology Finance Corp., 6.75%, 6/30/25(1)	168,000	189,832
Owl Rock Technology Finance Corp., 3.75%, 6/17/26(1)	367,000	381,405
Prospect Capital Corp., 3.36%, 11/15/26	945,000	943,311
Prospect Capital Corp., 3.44%, 10/15/28	220,000	210,981
UBS Group AG, VRN, 1.49%, 8/10/27(1)	1,125,000	1,100,996
		15,130,552
Chemicals — 0.9%
International Flavors & Fragrances, Inc., 1.83%, 10/15/27(1)	269,000	265,319
LYB International Finance III LLC, 1.25%, 10/1/25	1,080,000	1,066,951
		1,332,270
Construction and Engineering — 0.4%
Quanta Services, Inc., 2.90%, 10/1/30	556,000	573,705
Construction Materials — 0.6%
Eagle Materials, Inc., 2.50%, 7/1/31	911,000	900,819
Consumer Finance — 3.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.45%, 4/3/26	950,000	1,031,843
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.00%, 10/29/28	319,000	321,467
Ally Financial, Inc., 2.20%, 11/2/28	600,000	595,112
Avolon Holdings Funding Ltd., 2.125%, 2/21/26(1)	857,000	839,554
Avolon Holdings Funding Ltd., 2.75%, 2/21/28(1)	580,000	568,908
BOC Aviation USA Corp., 1.625%, 4/29/24(1)	510,000	511,615
Capital One Financial Corp., 3.75%, 7/28/26	877,000	941,576
SLM Corp., 3.125%, 11/2/26	398,000	390,112
		5,200,187
Containers and Packaging — 0.8%
Berry Global, Inc., 0.95%, 2/15/24	518,000	512,652
Berry Global, Inc., 1.57%, 1/15/26	784,000	768,955
		1,281,607
Diversified Financial Services — 1.3%
Antares Holdings LP, 2.75%, 1/15/27(1)	255,000	250,354
Blackstone Private Credit Fund, 1.75%, 9/15/24(1)	287,000	283,722

Blackstone Private Credit Fund, 2.35%, 11/22/24(1)	825,000	825,508
Blackstone Private Credit Fund, 2.625%, 12/15/26(1)	220,000	213,981
Blackstone Private Credit Fund, 3.25%, 3/15/27(1)	390,000	390,189
		1,963,754
Diversified Telecommunication Services — 2.2%
British Telecommunications plc, 3.25%, 11/8/29(1)	390,000	404,570
Level 3 Financing, Inc., 4.625%, 9/15/27(1)	408,000	413,865
Telecom Italia Capital SA, 6.375%, 11/15/33	320,000	333,483
Verizon Communications, Inc., 4.33%, 9/21/28	1,930,000	2,200,316
		3,352,234
Electric Utilities — 2.8%
Duke Energy Carolinas LLC, 2.55%, 4/15/31	1,245,000	1,272,992
Duke Energy Corp., 2.55%, 6/15/31	750,000	747,323
NextEra Energy Capital Holdings, Inc., 0.65%, 3/1/23	1,150,000	1,148,875
NextEra Energy Operating Partners LP, 4.25%, 7/15/24(1)	657,000	672,896
NRG Energy, Inc., 2.00%, 12/2/25(1)	388,000	391,768
		4,233,854
Electronic Equipment, Instruments and Components — 0.7%
Teledyne Technologies, Inc., 0.95%, 4/1/24	1,083,000	1,075,550
Energy Equipment and Services — 0.3%
Helmerich & Payne, Inc., 2.90%, 9/29/31(1)	400,000	391,392
Entertainment — 0.1%
Netflix, Inc., 3.625%, 6/15/25(1)	180,000	190,082
Equity Real Estate Investment Trusts (REITs) — 9.0%
Agree LP, 2.00%, 6/15/28	405,000	400,479
Broadstone Net Lease LLC, 2.60%, 9/15/31	484,000	474,985
Crown Castle International Corp., 3.30%, 7/1/30	1,040,000	1,093,758
CubeSmart LP, 2.25%, 12/15/28	206,000	206,937
CubeSmart LP, 2.50%, 2/15/32	205,000	203,960
EPR Properties, 4.95%, 4/15/28	1,199,000	1,313,680
EPR Properties, 3.60%, 11/15/31	59,000	59,244
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	793,000	880,781
Healthpeak Properties, Inc., 2.125%, 12/1/28	920,000	919,803
Host Hotels & Resorts LP, 4.00%, 6/15/25	506,000	537,100
Hudson Pacific Properties LP, 3.25%, 1/15/30	519,000	544,396
Kite Realty Group Trust, 4.00%, 3/15/25	351,000	369,222
Life Storage LP, 2.40%, 10/15/31	153,000	150,357
MPT Operating Partnership LP / MPT Finance Corp., 4.625%, 8/1/29	400,000	418,178
National Health Investors, Inc., 3.00%, 2/1/31	1,316,000	1,274,750
Office Properties Income Trust, 2.65%, 6/15/26	900,000	897,658
Phillips Edison Grocery Center Operating Partnership I LP, 2.625%, 11/15/31	218,000	214,323
Physicians Realty LP, 2.625%, 11/1/31	549,000	549,140
Piedmont Operating Partnership LP, 2.75%, 4/1/32	263,000	260,126
RHP Hotel Properties LP / RHP Finance Corp., 4.75%, 10/15/27	442,000	443,947
Sabra Health Care LP, 3.20%, 12/1/31	1,317,000	1,293,942
STORE Capital Corp., 2.70%, 12/1/31	231,000	227,912
VICI Properties LP / VICI Note Co., Inc., 4.125%, 8/15/30(1)	972,000	1,016,984
		13,751,662
Food and Staples Retailing — 2.6%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 2/15/23(1)	505,000	510,537
Sysco Corp., 3.30%, 7/15/26	1,414,000	1,501,634
Walmart, Inc., 1.05%, 9/17/26	650,000	643,015
Walmart, Inc., 1.50%, 9/22/28	980,000	972,586

Walmart, Inc., 1.80%, 9/22/31	333,000	329,593
		3,957,365
Food Products — 0.6%
JDE Peet's NV, 2.25%, 9/24/31(1)	322,000	314,695
Kraft Heinz Foods Co., 5.00%, 6/4/42	282,000	344,780
Lamb Weston Holdings, Inc., 4.125%, 1/31/30(1)	309,000	308,614
		968,089
Health Care Equipment and Supplies — 1.0%
Avantor Funding, Inc., 3.875%, 11/1/29(1)	450,000	450,097
Baxter International, Inc., 1.92%, 2/1/27(1)(3)	300,000	300,058
Becton Dickinson and Co., 2.82%, 5/20/30	750,000	775,539
		1,525,694
Health Care Providers and Services — 3.1%
Catalent Pharma Solutions, Inc., 5.00%, 7/15/27(1)	444,000	459,791
Centene Corp., 4.25%, 12/15/27	712,000	739,558
Cigna Corp., 1.25%, 3/15/26	916,000	900,656
CVS Health Corp., 1.30%, 8/21/27	616,000	592,993
Fresenius Medical Care US Finance III, Inc., 1.875%, 12/1/26(1)	340,000	336,583
HCA, Inc., 3.50%, 9/1/30	750,000	781,897
Universal Health Services, Inc., 1.65%, 9/1/26(1)	908,000	891,354
		4,702,832
Hotels, Restaurants and Leisure — 0.8%
International Game Technology plc, 4.125%, 4/15/26(1)	200,000	203,873
Marriott International, Inc., 4.625%, 6/15/30	968,000	1,091,006
		1,294,879
Household Durables — 0.5%
Meritage Homes Corp., 3.875%, 4/15/29(1)	254,000	261,302
Safehold Operating Partnership LP, 2.85%, 1/15/32	520,000	509,150
		770,452
Insurance — 6.2%
Athene Global Funding, 1.45%, 1/8/26(1)	1,488,000	1,469,844
Athene Global Funding, 2.67%, 6/7/31(1)	788,000	793,829
Brighthouse Financial Global Funding, 2.00%, 6/28/28(1)	1,167,000	1,158,027
Equitable Financial Life Global Funding, 1.30%, 7/12/26(1)	1,068,000	1,047,914
Equitable Financial Life Global Funding, 1.80%, 3/8/28(1)	992,000	978,012
Global Atlantic Fin Co., 3.125%, 6/15/31(1)	545,000	547,254
Guardian Life Global Funding, 1.625%, 9/16/28(1)	383,000	372,861
Protective Life Global Funding, 1.62%, 4/15/26(1)	800,000	799,062
Sammons Financial Group, Inc., 3.35%, 4/16/31(1)	127,000	131,612
SBL Holdings, Inc., 5.125%, 11/13/26(1)(2)	792,000	868,544
SBL Holdings, Inc., 5.00%, 2/18/31(1)	803,000	843,661
Stewart Information Services Corp., 3.60%, 11/15/31	508,000	517,117
		9,527,737
IT Services — 0.6%
Global Payments, Inc., 2.15%, 1/15/27	1,000,000	1,000,429
Life Sciences Tools and Services — 0.4%
PerkinElmer, Inc., 1.90%, 9/15/28	600,000	586,021
Machinery — 1.1%
John Deere Capital Corp., MTN, 0.625%, 9/10/24	600,000	594,025
Westinghouse Air Brake Technologies Corp., 3.20%, 6/15/25	226,000	237,140
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/28	767,000	873,378
		1,704,543
Media — 1.9%
CSC Holdings LLC, 5.875%, 9/15/22	709,000	726,016

DISH DBS Corp., 7.75%, 7/1/26	672,000	691,693
Sirius XM Radio, Inc., 4.00%, 7/15/28(1)	905,000	896,511
Sirius XM Radio, Inc., 5.50%, 7/1/29(1)	197,000	209,262
ViacomCBS, Inc., 4.20%, 6/1/29	370,000	413,476
		2,936,958
Metals and Mining — 1.1%
Freeport-McMoRan, Inc., 4.625%, 8/1/30	961,000	1,016,430
Glencore Funding LLC, 2.625%, 9/23/31(1)	560,000	543,529
Steel Dynamics, Inc., 3.45%, 4/15/30	65,000	69,389
		1,629,348
Multi-Utilities — 2.4%
Abu Dhabi National Energy Co. PJSC, 2.00%, 4/29/28(1)	400,000	395,702
Ameren Corp., 1.95%, 3/15/27	180,000	179,979
Ameren Corp., 1.75%, 3/15/28	750,000	729,049
Ameren Corp., 3.50%, 1/15/31	356,000	387,300
CenterPoint Energy, Inc., 4.25%, 11/1/28	816,000	916,505
CenterPoint Energy, Inc., 2.65%, 6/1/31	222,000	224,381
NiSource, Inc., 3.49%, 5/15/27	644,000	691,307
WEC Energy Group, Inc., 1.375%, 10/15/27	164,000	158,913
		3,683,136
Multiline Retail — 0.3%
Dollar Tree, Inc., 2.65%, 12/1/31(3)	530,000	530,115
Oil, Gas and Consumable Fuels — 7.2%
BP Capital Markets America, Inc., 3.94%, 9/21/28	1,305,000	1,450,710
Cenovus Energy, Inc., 2.65%, 1/15/32	300,000	289,640
Continental Resources, Inc., 2.27%, 11/15/26(1)	376,000	371,937
Continental Resources, Inc., 2.875%, 4/1/32(1)	259,000	251,234
Diamondback Energy, Inc., 3.50%, 12/1/29	362,000	380,206
Enbridge, Inc., 1.60%, 10/4/26	1,050,000	1,035,979
Energy Transfer LP, 3.60%, 2/1/23	558,000	571,100
Energy Transfer LP, 5.25%, 4/15/29	946,000	1,083,061
Hess Corp., 3.50%, 7/15/24	346,000	361,967
HollyFrontier Corp., 2.625%, 10/1/23	275,000	281,611
Sabine Pass Liquefaction LLC, 5.875%, 6/30/26	811,000	933,191
Southwestern Energy Co., 5.375%, 3/15/30	1,000,000	1,043,135
TransCanada PipeLines Ltd., 2.50%, 10/12/31	575,000	566,122
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 5/15/30	896,000	946,160
Williams Cos., Inc. (The), 4.55%, 6/24/24	1,330,000	1,429,609
		10,995,662
Pharmaceuticals — 2.2%
Horizon Therapeutics USA, Inc., 5.50%, 8/1/27(1)	500,000	523,330
Royalty Pharma plc, 1.20%, 9/2/25	1,469,000	1,442,028
Utah Acquisition Sub, Inc., 3.95%, 6/15/26	690,000	742,495
Viatris, Inc., 1.65%, 6/22/25	600,000	599,080
		3,306,933
Real Estate Management and Development — 1.0%
Essential Properties LP, 2.95%, 7/15/31	500,000	499,549
Ontario Teachers' Cadillac Fairview Properties Trust, 2.50%, 10/15/31(1)	201,000	202,276
Realogy Group LLC / Realogy Co-Issuer Corp., 4.875%, 6/1/23(1)(2)	743,000	761,921
		1,463,746
Road and Rail — 2.3%
Canadian Pacific Railway Co., 2.45%, 12/2/31(3)	1,000,000	1,012,963
DAE Funding LLC, 1.55%, 8/1/24(1)	436,000	428,756
DAE Funding LLC, 2.625%, 3/20/25(1)	527,000	530,584

DAE Funding LLC, 3.375%, 3/20/28(1)	295,000	299,025
Triton Container International Ltd., 1.15%, 6/7/24(1)	1,225,000	1,211,588
		3,482,916
Semiconductors and Semiconductor Equipment — 1.6%
Microchip Technology, Inc., 4.25%, 9/1/25	1,120,000	1,163,541
Qorvo, Inc., 4.375%, 10/15/29	549,000	580,472
Qorvo, Inc., 3.375%, 4/1/31(1)	658,000	664,323
		2,408,336
Software — 0.5%
Autodesk, Inc., 2.40%, 12/15/31	796,000	788,234
Specialty Retail — 0.6%
AutoNation, Inc., 1.95%, 8/1/28(2)	406,000	396,574
Lowe's Cos., Inc., 2.625%, 4/1/31	460,000	470,634
		867,208
Technology Hardware, Storage and Peripherals — 2.0%
Dell International LLC / EMC Corp., 4.90%, 10/1/26	1,122,000	1,268,309
HP, Inc., 2.65%, 6/17/31(1)	408,000	403,592
Seagate HDD Cayman, 4.875%, 3/1/24	1,267,000	1,345,503
		3,017,404
Thrifts and Mortgage Finance — 0.5%
Nationwide Building Society, VRN, 4.125%, 10/18/32(1)	700,000	750,399
Trading Companies and Distributors — 1.0%
Air Lease Corp., 3.625%, 4/1/27	807,000	856,183
Aircastle Ltd., 5.25%, 8/11/25(1)	560,000	617,887
		1,474,070
Wireless Telecommunication Services — 1.5%
Rogers Communications, Inc., 3.00%, 3/15/23	1,050,000	1,071,753
T-Mobile USA, Inc., 4.75%, 2/1/28	1,212,000	1,267,722
		2,339,475
TOTAL CORPORATE BONDS (Cost $147,568,529)		146,394,461
U.S. TREASURY SECURITIES — 1.5%
U.S. Treasury Notes, 0.375%, 10/31/23	600,000	598,406
U.S. Treasury Notes, 0.375%, 8/15/24	1,750,000	1,732,227
TOTAL U.S. TREASURY SECURITIES (Cost $2,347,208)		2,330,633
MUNICIPAL SECURITIES — 0.4%
Golden State Tobacco Securitization Corp. Rev., 2.75%, 6/1/34 (Cost $517,942)	515,000	531,052
TEMPORARY CASH INVESTMENTS — 2.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $4,155,654)	4,155,654	4,155,654
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(4) — 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $589,280)	589,280	589,280
TOTAL INVESTMENT SECURITIES — 100.8% (Cost $155,178,613)		154,001,080
OTHER ASSETS AND LIABILITIES — (0.8)%		(1,197,407)
TOTAL NET ASSETS — 100.0%		$152,803,673

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	90	March 2022	$19,686,094	$35,371
U.S. Treasury 10-Year Notes	10	March 2022	1,308,125	18,184
			$20,994,219	$53,555
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 5-Year Notes	73	March 2022	$8,862,086	$(66,785)
U.S. Treasury 10-Year Notes	69	March 2022	10,135,453	(191,744)
U.S. Treasury Long Bonds	4	March 2022	648,500	(15,041)
			$19,646,039	$(273,570)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
MTN	-	Medium Term Note
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $41,406,042, which represented 27.1% of total net assets.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $572,865. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $589,280.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities and municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	146,394,461	—
U.S. Treasury Securities	—	2,330,633	—
Municipal Securities	—	531,052	—
Temporary Cash Investments	4,155,654	—	—
Temporary Cash Investments - Securities Lending Collateral	589,280	—	—
	4,744,934	149,256,146	—
Other Financial Instruments
Futures Contracts	53,555	—	—

Liabilities
Other Financial Instruments
Futures Contracts	273,570	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.